Shareowners' Equity (Changes In Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Beginning balance			$ (1,034)	$ (940)	$ (2,096)
Reclassification from OCI Tax			720	(527)	(156)
Other comprehensive income, net of tax	0	0	442	(104)	1,168
Other comprehensive income (OCI) before reclassifications - net of deferred taxes			(263)	433	1,312
Less: Other comprehensive income (loss) attributable to noncontrolling interests			(15)	(10)	12
Accumulated Other Comprehensive Income (Loss) Ending balance	(577)		(577)	(1,034)	(940)
Adjustment To Reclass Unrealized Gains To Offset Deferred Acquisition Costs And Present Value Of Future Profits			960	(1,171)	527
Securities Investment [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Beginning balance			309	673	(33)
OCI before reclassification tax			415	(386)	386
Reclassification from OCI Tax			8	215	12
Reclassification from OCI net of deferred taxes			7	306	22
Other comprehensive income, net of tax			703	(369)	707
Other comprehensive income (OCI) before reclassifications - net of deferred taxes			696	(675)	685
Less: Other comprehensive income (loss) attributable to noncontrolling interests			2	(5)	1
Accumulated Other Comprehensive Income (Loss) Ending balance	1,010		1,010	309	673
Currency Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Beginning balance			(687)	(131)	(399)
Accumulated Other Comprehensive Income (Loss) beg bal - adj	(530)		(530)
OCI before reclassification tax			(145)	(655)	(261)
Reclassification from OCI Tax			213	791	55
Reclassification from OCI net of deferred taxes			(162)	(810)	(131)
Other comprehensive income, net of tax			(325)	(563)	280
Other comprehensive income (OCI) before reclassifications - net of deferred taxes			(163)	247	411
Less: Other comprehensive income (loss) attributable to noncontrolling interests			(17)	(7)	12
Accumulated Other Comprehensive Income (Loss) Ending balance	(838)		(838)	(687)	(131)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Beginning balance			(293)	(746)
Accumulated Other Comprehensive Income (Loss) beg bal - adj	(450)		(450)	(746)	(1,101)
OCI before reclassification tax			3	235	378
Reclassification from OCI Tax			35	(158)	(250)
Reclassification from OCI net of deferred taxes			851	(66)	(80)
Other comprehensive income, net of tax			278	455	354
Other comprehensive income (OCI) before reclassifications - net of deferred taxes			(573)	521	434
Less: Other comprehensive income (loss) attributable to noncontrolling interests			0	2	(1)
Accumulated Other Comprehensive Income (Loss) Ending balance	(172)		(172)	(293)	(746)
Pension Plan, Defined Benefit [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Beginning balance			(363)	(736)	(563)
Accumulated Other Comprehensive Income (Loss) beg bal - adj				(363)	(736)
Less: Other comprehensive income (loss) attributable to noncontrolling interests			0	0	0
Prior service credit (cost) - deferred tax			0	4	0
Prior service cost - net of deferred taxes			0	24	0
Net actuarial gain loss - deferred tax			(101)	156	(86)
Net acturial gain (loss) net of deferred taxes			(238)	306	(206)
Net actuarial loss amortization - deferred tax			7	16	10
Net actuarial loss amortization net of tax			22	43	33
Prior service cost amortization - deferred tax			0	0	0
Prior service cost amortization - net of deferred taxes			2	0	0
Accumulated Other Comprehensive Income (Loss) Ending balance	$ (577)		$ (577)	$ (363)	$ (736)